Parent Company Only Condensed Financial Information (Details) - Schedule of Condensed Balance Sheets (Parentheticals) - Parent Company [Member] - $ / shares	Jun. 30, 2023	Jun. 30, 2022
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	23,650,122	22,444,822
Common stock, shares outstanding	23,650,122	22,444,822